Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Income Loss Before Income Taxes
Loss before income taxes consisted of the followi
ng:

	December 31,
	2021	2020	2019
	As Restated
United States$	$(6,481,431)	$(1,742,747)	$(3,290,679)
International	(11,774,438)	(7,883,195)	(4,394,840)

Total	$(18,255,869)	$(9,625,942)	$(7,685,519)

Summary Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

	December 31,
	2021	2020	2019
Deferred tax assets:
Net operating loss carryforwards (i)	$12,555,225	$7,615,613	$4,477,240
Federal R&D Credit (ii)	351,985	340,162	331,741
Accrued benefits	63,153	9,892	14,715
Uncertain Tax Position — R&D Reserve	(70,397)	(68,032)	(66,349)
Total deferred tax assets	$12,899,966	$7,897,635	$4,757,347

Less valuation allowance	(12,899,966)	(7,897,635)	(4,757,347)

Net deferred tax assets	$—	$—	$—

(i)	Net operating losses carryforwards do not expire.
(ii)	These credits expire after 20 years after their initial recognition if the entity is not able to utilize them.

Summary Of Income Tax
Income taxes consisted of the following:

	United States (21%)	State and local (5%)	Brazil (34%)	Total	Valuation allowance	Total
2021
Current	—	—	—	—	—	—
Deferred	$(871,006)	$(204,567)	$(3,929,123)	$(5,004,696)	$5,004,696	—
2020
Current	—	—	—	—	—	—
Deferred	$(374,301)	$(87,114)	$(2,680,556)	$(3,141,971)	$3,141,971	—
2019
Current	—	—	—	—	—	—
Deferred	$(734,239)	$(164,534)	$(1,483,969)	$(2,382,742)	$2,382,742	—

Summary Of Income Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

	December 31,
	2021	2020	2019
	As Restated
Statutory U.S. federal tax rate	21%	21%	21%
State and local taxes	3%	5%	5%
Reserves	0%	0%	1%
Permanent differences	-8%	0%	0%
Valuation allowance	-16%	-26%	-27%

Effective tax rate	0%	0%	0%